Provisions for Asset Retirement, Environmental and Other Obligations - Summary of Risk-Free Rate and Expected Cash Flow Payments (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Potash [member]
Disclosure of asset retirement obligations [Line Items]
Risk-Free Rate	5.00%	5.00%
Bottom of range [member] | Phosphate [member]
Disclosure of asset retirement obligations [Line Items]
Risk-Free Rate	2.16%	1.86%
Cash Flow Payments	1 year	1 year
Bottom of range [member] | Potash [member]
Disclosure of asset retirement obligations [Line Items]
Cash Flow Payments	40 years	50 years
Top of range [member] | Phosphate [member]
Disclosure of asset retirement obligations [Line Items]
Risk-Free Rate	2.74%	3.06%
Cash Flow Payments	85 years	85 years
Top of range [member] | Potash [member]
Disclosure of asset retirement obligations [Line Items]
Cash Flow Payments	360 years	340 years